Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
11.	Other Long-Term Liabilities

The Company recognizes freight tax expenses in other expenses in the consolidated statements of (loss) income. The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.

The following is a roll-forward of the Company’s freight tax expenses which are recorded in other long-term liabilities, from January 1, 2009 to December 31, 2011:

	Year Ended December 31,
	2011	2010	2009

Balance at January 1,	2,619	1,554	763
Freight tax expense	609	1,065	791

Balance at December 31,	3,228	2,619	1,554

The remainder of the amounts recorded in other expenses relate to foreign exchange gains and losses.